Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEOs ($)	Average Compensation Actually Paid to Non-PEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)			Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($ in Thousands)	Adjusted EBITDA ($ in Thousands)(5)
2024	13,448,018	22,912,953	3,877,526	2,838,659	114.41	88.94	55,712	369,173
2023	13,400,167	14,441,532	5,607,831	4,042,284	92.11	91.63	(26,143)	272,348
2022	9,947,622	(5,492,707)	2,398,514	(623,189)	80.90	111.32	(44,289)	236,015
2021	9,399,483	16,471,133	2,669,117	4,616,740	126.48	127.52	8,834	240,795

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Non-PEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEOs
2024	Jon Kessler	Stephen Neeleman, M.D.; James Lucania; Elimelech Rosner; Delano Ladd; Tyson Murdock; Larry Trittschuh
2023	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Elimelech Rosner; Edward Bloomberg; Larry Trittschuh
2022	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Darcy Mott; Edward Bloomberg; Larry Trittschuh
2021	Jon Kessler	Stephen Neeleman, M.D.; Darcy Mott; Edward Bloomberg; William Otten

Peer Group Issuers, Footnote	The peer group TSR reflects the cumulative total return of the compensation peer group used in evaluating our executive compensation: ACI Worldwide, Inc., Black Knight, Inc., Ceridian HCM Holding Inc., Coupa Software Incorporated, Envestnet, Inc., Evolent Health, Inc., Green Dot Corporation, Guidewire Software Inc., Health Catalyst, Inc., Omnicell, Inc., Paycom Software, Inc., Paylocity Holding Corporation, Progyny, Inc., Tyler Technologies, Inc., Verint Systems Inc., and WEX Inc. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on January 31, 2020. In our 2023 Pay Versus Performance disclosure, we referenced the Russell 3000 Index (rather than our compensation peer group) but have revised our approach, as reflected in the table above, in response to subsequently issued clarifying SEC guidance. For comparison, the table below provides the TSR for our common stock, our compensation peer group (as used to calculate peer group TSR reflected in the table above), and the Russell 3000 Index (as used to calculate peer group TSR in our 2023 Pay Versus Performance disclosure).

Fiscal Year	HealthEquity ($)	Russell 3000 Index ($)	Compensation Peer Group ($)
2024	114.41	147.05	88.94
2023	92.11	125.40	91.63
2022	80.90	138.87	111.32
2021	126.48	118.45	127.52

PEO Total Compensation Amount	$ 13,448,018	$ 13,400,167	$ 9,947,622	$ 9,399,483
PEO Actually Paid Compensation Amount	$ 22,912,953	14,441,532	(5,492,707)	16,471,133
Adjustment To PEO Compensation, Footnote	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
Fiscal year 2024 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2024 Summary Compensation Table	13,448,018	3,877,526
Less, value of awards reported in Summary Compensation Table	(11,926,568)	(2,998,267)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	16,786,344	2,599,161
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	4,864,518	644,799
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(259,359)	(18,191)
Less, fair value of prior year awards that failed to vest this fiscal year	—	(1,266,369)
Total Adjustments	9,464,935	(1,038,867)
Compensation Actually Paid	22,912,953	2,838,659
Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)
Fiscal year 2021 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2021 Summary Compensation Table	9,399,483	2,669,117
Less, value of awards reported in Summary Compensation Table	(8,012,443)	(1,924,184)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	12,677,489	3,078,558
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	3,720,725	1,048,970
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,314,121)	(255,721)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	7,071,650	1,947,623
Compensation Actually Paid	16,471,133	4,616,740

Non-PEO NEO Average Total Compensation Amount	$ 3,877,526	5,607,831	2,398,514	2,669,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,838,659	4,042,284	(623,189)	4,616,740
Adjustment to Non-PEO NEO Compensation Footnote	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
Fiscal year 2024 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2024 Summary Compensation Table	13,448,018	3,877,526
Less, value of awards reported in Summary Compensation Table	(11,926,568)	(2,998,267)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	16,786,344	2,599,161
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	4,864,518	644,799
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(259,359)	(18,191)
Less, fair value of prior year awards that failed to vest this fiscal year	—	(1,266,369)
Total Adjustments	9,464,935	(1,038,867)
Compensation Actually Paid	22,912,953	2,838,659
Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)
Fiscal year 2021 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2021 Summary Compensation Table	9,399,483	2,669,117
Less, value of awards reported in Summary Compensation Table	(8,012,443)	(1,924,184)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	12,677,489	3,078,558
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	3,720,725	1,048,970
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,314,121)	(255,721)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	7,071,650	1,947,623
Compensation Actually Paid	16,471,133	4,616,740

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income (Loss) and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Net Income (Loss) and Adjusted EBITDA
Tabular List, Table

Most Important Performance Measures for Fiscal 2024	•Adjusted EBITDA
•New HSA sales
•Revenue

Total Shareholder Return Amount	$ 114.41	92.11	80.90	126.48
Peer Group Total Shareholder Return Amount	88.94	91.63	111.32	127.52
Net Income (Loss)	$ 55,712,000	$ (26,143,000)	$ (44,289,000)	$ 8,834,000
Company Selected Measure Amount	369,173,000	272,348,000	236,015,000	240,795,000
PEO Name	Jon Kessler
Additional 402(v) Disclosure	Because of adjustments required by SEC rules, as explained in detail in Note (3) below, “Compensation Actually Paid” may be a negative amount. As noted previously, “Compensation Actually Paid” does not represent amounts actually earned or realized by our PEO and Non-PEOs in the applicable fiscal years.
Peer Group Total Shareholder Return Amount, One	$ 147.05	$ 125.40	$ 138.87	$ 118.45
Peer Group Total Shareholder Return Amount, Two	$ 88.94	91.63	111.32	127.52
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Non-GAAP Measure Description	We define Adjusted EBITDA, which is a non-GAAP financial metric, as earnings before interest, taxes, depreciation and amortization, amortization of acquired intangible assets, stock-based compensation expense, merger integration expenses, acquisition costs, gains and losses on equity securities, amortization of incremental costs to obtain a contract, costs associated with unused office space, and certain other non-operating items.
Measure:: 2
Pay vs Performance Disclosure
Name	•New HSA sales
Measure:: 3
Pay vs Performance Disclosure
Name	•Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,464,935	1,041,365	(15,440,329)	7,071,650
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,926,568)	(11,849,492)	(8,711,947)	(8,012,443)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,786,344	10,550,461	5,685,079	12,677,489
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,864,518	1,724,240	(9,966,440)	3,720,725
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,359)	616,156	(1,236,382)	(1,314,121)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,210,639)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,038,867)	(1,565,547)	(3,021,703)	1,947,623
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,998,267)	(4,577,738)	(1,815,747)	(1,924,184)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,599,161	3,376,855	1,256,445	3,078,558
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,799	190,057	(1,906,814)	1,048,970
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,191)	171,524	(289,279)	(255,721)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,266,369)	$ (726,245)	$ (266,308)	$ 0